Depreciation and amortization by function (Tables)	12 Months Ended
Dec. 31, 2022
Depreciation and amortisation expense [abstract]
Schedule Of Depreciation And Amortization	The following table illustrates depreciation and amortization by function:

	Property, plant and equipment	Right-of-use assets	Assets under operating leases	Intangible assets	Total
2022
Cost of sales	16,188	7,852	14,004	7,232	45,276
Research and development expense	23	389	—	95,624	96,036
Selling, general and administrative expense	5,154	11,926	—	—	17,080

Total	21,365	20,167	14,004	102,856	158,392

2021
Cost of sales	30,557	9,822	—	13,672	54,051
Research and development expense	1,845	385	—	174,639	176,869
Selling, general and administrative expense	3,774	4,404	—	65	8,243

Total	36,176	14,611	—	188,376	239,163

2020
Cost of sales	38,671	6,947	—	14,447	60,065
Research and development expense	—	—	—	152,395	152,395
Selling, general and administrative expense	1,402	2,170	—	44	3,616

Total	40,073	9,117	—	166,886	216,076